RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 5,815,204	$ 1,623,764
Operating limited partnership rents received in advance	56,810	(9,091)
Accrued fund management fees not deducted (deducted) for tax purposes	(5,043,215)	(518,358)
Other	10,744,835	9,322,887
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,735,602)	(2,962,809)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(608,158)	(1,097,632)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,286,063)	(1,864,492)
Income (loss) for tax return purposes, year ended	3,943,811	4,494,269
Series Fifteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(117,270)	(152,736)
Operating limited partnership rents received in advance	4,384	(5,565)
Accrued fund management fees not deducted (deducted) for tax purposes	94,556	138,069
Other	525,300	2,342,530
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(593,055)	(547,085)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(107,871)	(170,171)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(64,737)	(385,534)
Income (loss) for tax return purposes, year ended	(258,693)	1,219,508
Series Sixteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	508,571	(165,922)
Operating limited partnership rents received in advance	(651)	(3,597)
Accrued fund management fees not deducted (deducted) for tax purposes	(660,687)	134,907
Other	910,445	2,209,778
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(836,199)	(833,896)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(125,290)	(280,469)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(807,893)	(254,564)
Income (loss) for tax return purposes, year ended	(1,011,704)	806,237
Series Seventeen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	5,558,239	85,976
Operating limited partnership rents received in advance	38,260	526
Accrued fund management fees not deducted (deducted) for tax purposes	(4,622,115)	(172,093)
Other	7,186,693	(9,062)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(505,941)	(717,911)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(91,310)	(275,264)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,492,432)	(3,417)
Income (loss) for tax return purposes, year ended	5,071,394	(1,091,245)
Series Eighteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(21,394)	681,398
Operating limited partnership rents received in advance	14,572	(212)
Accrued fund management fees not deducted (deducted) for tax purposes	145,031	(619,241)
Other	1,990,281	3,787,299
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(574,802)	(537,292)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(152,633)	(224,315)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(907,135)	(17,298)
Income (loss) for tax return purposes, year ended	493,920	3,070,339
Series Nineteen [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(112,942)	1,175,048
Operating limited partnership rents received in advance	245	(243)
Accrued fund management fees not deducted (deducted) for tax purposes	0	0
Other	132,116	992,342
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(225,605)	(326,625)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(131,054)	(147,413)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(13,866)	(1,203,679)
Income (loss) for tax return purposes, year ended	$ (351,106)	$ 489,430